Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income (expense)
Finance income	€ 8,450	€ 3,723	€ 3,531
Finance expense	(9,333)	(4,216)	(4,958)
Net finance income (expense) from financial assets at fair value through profit or loss	(55)	11	31
Income (expense) from derivative financial instruments	13	(306)	351
Finance income (expense)	€ (925)	€ (788)	€ (1,045)